Medical Expenses Payable - Schedule of Medical Expenses Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance [Abstract]
Claims incurred but not paid	$ 85,756	$ 82,391	$ 75,065	$ 83,939	$ 52,898
Capitation payable, risk-sharing payable, and other	43,019	30,214		18,445
Total medical expenses payable	$ 128,775	$ 112,605	$ 104,030	$ 102,384